UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                 FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-21464

Name of Fund:  Floating Rate Income Strategies Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, Floating Rate Income Strategies Fund II, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/28/06

Date of reporting period: 03/01/05 - 05/31/05

Item 1 - Schedule of Investments


Floating Rate Income Strategies Fund II, Inc.

Schedule of Investments as of May 31, 2005
                                                Face
Industry*                                     Amount   Floating Rate Loan Interests**                                   Value
Aerospace & Defense - 5.8%             $  1,662,500    K&F Industries, Inc. Term Loan, due 11/18/2013             $     1,680,857
                                          4,000,000    MRO Acquisitions Corp. Second Lien Term Loan,
                                                       due 8/15/2011                                                    4,090,000
                                          2,076,923    Standard Aero Holdings Term Loan, due 8/24/2012                  2,110,673
                                          1,890,910    Titan Corp. Term Loan B, due 6/30/2009                           1,901,939
                                                       Vought Aircraft Industries, Inc.:
                                          1,676,047        Term Loan, due 12/22/2011                                    1,701,188
                                            320,000        Tranche B L/C Deposit, due 12/22/2010                          324,600
                                                                                                                  ---------------
                                                                                                                       11,809,257

Automotive - 2.4%                         4,987,453    Metaldyne Corp. Term Loan D, due 12/31/2009                      4,809,775

Broadcasting - 1.0%                       2,000,000    Entravision Communications Corp. Term Loan B,
                                                       due 2/24/2012                                                    2,014,166

Cable - International - 1.0%              2,000,000    NTL Investment Holdings Ltd. B2 Sub-Tranche,
                                                       due 4/14/2012                                                    2,010,834

Cable - U.S. - 19.6%                      1,985,000    Bragg Communications, Inc. Term Loan B,
                                                       due 9/01/2011                                                    2,003,609
                                                       Century Cable Holdings LLC, Term Loan:
                                          6,000,000        Discretionary, due 12/31/2009                                5,935,500
                                          3,000,000        due 6/30/2009                                                2,962,500
                                          5,959,975    Charter Communications Operating, LLC Tranche B
                                                       Term Loan, due 4/07/2011                                         5,929,496
                                          4,680,851    Insight Midwest Holdings, LLC Term Loan A,
                                                       due 6/30/2009                                                    4,687,432
                                          2,000,000    Intelsat Ltd. Term Loan, due 7/28/2011                           2,013,500
                                          2,865,000    Mediacom Broadband Group Tranche A Term Loan,
                                                       due 3/31/2010                                                    2,841,722
                                          3,200,000    Mediacom Communications, LLC Tranche B Term
                                                       Loan, due 3/31/2013                                              3,220,000
                                          7,939,759    PanAmSat Corp. Tranche B-1 Term Loan,
                                                       due 8/20/2011                                                    8,040,149
                                          2,000,000    Rainbow National Services LLC Term Loan B,
                                                       due 3/31/2012                                                    2,019,750
                                                                                                                  ---------------
                                                                                                                       39,653,658

Chemicals - 5.7%                          1,990,952    Innophos, Inc. Tranche B Term Loan, due 8/13/2010                1,994,685
                                          2,537,294    Kraton Polymers Term Loan, due 12/16/2010                        2,569,010
                                                       Rockwood Specialties Group, Inc. Tranche D Term Loan:
                                          1,750,000        due 9/15/2012                                                1,760,157
                                          3,000,000        due 12/10/2012                                               3,017,412
                                          2,000,000    Wellman, Inc. Second Lien Term Loan, due 2/10/2010               2,072,500
                                                                                                                  ---------------
                                                                                                                       11,413,764

Consumer - Non-Durables - 1.2%            1,000,000    Camelbak Products, LLC  First Lien Term Loan,
                                                       due 8/04/2011                                                    1,003,125
                                          1,500,000    Culligan International Co. Term Loan, due 9/30/2011              1,513,437
                                                                                                                  ---------------
                                                                                                                        2,516,562

Diversified Media - 5.6%                  3,946,667    MC Communications, LLC Term Loan, due 1/28/2011                  4,005,867
                                          5,500,000    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
                                                       due 4/30/2011                                                    5,512,034
                                          1,835,405    RH Donnelley Tranche D Term Loan, due 8/30/2011                  1,850,422
                                                                                                                  ---------------
                                                                                                                       11,368,323

Energy - Other - 2.5%                     5,000,000    Ocean Rig Norway AS, Term Loan, due 6/01/2008                    5,000,000

Gaming - 3.7%                             2,000,000    Herbst Gaming, Inc. Term Loan, due 10/08/2010                    2,027,501
                                            978,261    Mississippi Band of Choctaw Indians Term Loan,
                                                       due 11/04/2011                                                     986,209
                                          1,100,000    Pinnacle Entertainment, Inc. New Term Loan B,
                                                       due 8/27/2010                                                    1,117,188
                                          1,000,000    Trump Entertainment Resorts Holdings, LP Term
                                                       Loan B-1, due 5/01/2012                                          1,013,125
                                          2,400,000    Venetian Casino Resort, LLC Term Loan B Funded,
                                                       due 6/15/2011                                                    2,418,000
                                                                                                                  ---------------
                                                                                                                        7,562,023

Health Care - 3.5%                        2,985,000    Ardent Health Services, Inc. Term Loan,
                                                       due 8/12/2011                                                    2,988,731
                                          1,990,000    Community Health Systems, Inc. Term Loan,
                                                       due 8/19/2011                                                    2,010,730
                                                       HealthSouth Corp.:
                                          1,575,000        Term Loan, due 3/08/2010                                     1,577,953
                                            425,000        Tranche B Term Loan, due 3/08/2010                             425,797
                                                                                                                  ---------------
                                                                                                                        7,003,211

Housing - 6.1%                            2,750,000    Associated Materials, Inc. Term Loan, due 8/29/2010              2,767,188
                                          2,294,843    General Growth Properties, Inc. Tranche B Term Loan,
                                                       due 11/12/2008                                                   2,311,935
                                                       Headwaters, Inc.:
                                            333,333        Second Lien Term Loan, due 9/01/2012                           340,556
                                          3,112,541        Term Loan B-1, due 4/30/2011                                 3,156,636
                                          2,327,083    Lake at Las Vegas Joint Venture First Lien Term
                                                       Loan, due 11/01/2009                                             2,339,882
                                          1,488,750    Nortek, Inc. Term Loan, due 8/27/2011                            1,496,938
                                                                                                                  ---------------
                                                                                                                       12,413,135

Information Technology - 1.9%             1,387,500    Fidelity National Information Solutions, Inc. Term
                                                       Loan B, due 3/09/2013                                            1,379,522
                                          2,394,000    Viasystems, Inc. Replacement Tranche B Term Loan,
                                                       due 9/30/2009                                                    2,411,955
                                                                                                                  ---------------
                                                                                                                        3,791,477

Leisure - 2.2%                            4,406,932    True Temper Sports, Inc. Term Loan B, due 3/15/2011              4,428,966

Manufacturing - 4.2%                      3,878,376    Amsted Industries, Inc. Term Loan B-1,
                                                       due 10/15/2010                                                   3,915,543
                                          2,977,506    Blount, Inc. US Term Loan B, due 8/09/2010                       3,007,281
                                          1,500,000    GenTek Inc. First Lien Term Loan, due 2/28/2011                  1,488,750
                                                                                                                  ---------------
                                                                                                                        8,411,574

Packaging - 5.2%                            426,144    Berry Plastics Corp. Term Loan, due 7/22/2010                      429,340
                                          5,000,000    Graham Packaging Co. LP Term Loan B, due 10/07/2011              5,051,250
                                          4,960,937    Tekni-Plex, Inc. Term Loan B, due 6/21/2008                      4,973,340
                                                                                                                  ---------------
                                                                                                                       10,453,930

Paper - 1.5%                              1,100,000    Boise Cascade Holdings, LLC Tranche B Term Loan,
                                                       due 10/28/2011                                                   1,111,916
                                                       Smurfit Stone Container Corp.:
                                          1,525,588        Tranche B, due 11/01/2011                                    1,544,420
                                            469,412        Tranche C, due 11/01/2011                                      475,206
                                                                                                                  ---------------
                                                                                                                        3,131,542

Retail - 0.7%                             1,370,343    General Nutrition Centers, Inc. Tranche B Term Loan,
                                                       due 12/05/2009                                                   1,386,901

Service - 3.5%                              350,283    URS Corp. Term Loan B, due 8/22/2008                               351,742
                                                       United Rentals, Inc.:
                                          1,974,862        Initial Term Loan, due 2/14/2011                             2,002,942
                                          3,002,496        Term Loan, due 2/14/2011                                     3,045,188
                                            604,524        Tranche B, Credit-Linked Deposit, due 2/14/2011                613,404
                                            995,000    Weight Watchers International, Inc. Designated Term
                                                       Loan, due 3/31/2010                                              1,004,121
                                                                                                                  ---------------
                                                                                                                        7,017,397

Telecommunications - 4.1%                 2,500,000    Alaska Communications Systems Holdings, Inc. Term
                                                       Loan, due 2/01/2012                                              2,511,720
                                                       WilTel Communications, LLC:
                                          4,973,684        First Lien Term Loan, due 6/30/2011                          4,886,645
                                          1,000,000        Second Lien Term Loan, due 12/31/2010                          948,750
                                                                                                                  ---------------
                                                                                                                        8,347,115

Utility - 17.1%                           5,000,000    Aquila, Inc. 220 MM Term Loan, due 9/14/2009                     5,200,000
                                                       Calpine Generating Co. LLC:
                                          2,000,000        First Priority Term Loan, due 4/01/2009                      2,012,858
                                          6,500,000        Term Loan, due 3/12/2010                                     6,166,875
                                          2,000,000    Cogentrix Delaware Holdings, Inc. Term Loan,
                                                       due 4/15/2012                                                    2,009,750
                                                       El Paso Corp.:
                                            750,000        Deposit Account, due 11/23/2009                                752,864
                                          1,240,000        Term Loan, due 11/23/2009                                    1,247,578
                                          8,000,000    Kgen LLC Tranche A Term Loan, due 8/05/2011                      7,840,000
                                          1,296,750    Reliant Energy, Inc. Term Loan, due 4/30/2010                    1,301,497
                                          4,354,153    Riverside Energy Center Term Loan, due 6/24/2011                 4,463,007
                                                       Rocky Mountain Energy Center, LLC:
                                            339,834        Credit Linked Deposit, due 6/24/2011                           348,330
                                          3,093,210        Term Loan, due 6/24/2011                                     3,170,540
                                                                                                                  ---------------
                                                                                                                       34,513,299

                                                       Total Floating Rate Loan Interests
                                                       (Cost - $197,958,935) - 98.5%                                  199,056,909


                                                       Corporate Bonds
Aerospace & Defense - 0.5%                1,000,000    Transdigm, Inc., 8.375% due 7/15/2011                            1,040,000

Airlines - 0.9%                           2,000,000    American Airlines, Inc. Series 2001-2, 7.80%
                                                       due 4/01/2008                                                    1,811,835

Automotive - 0.4%                         1,000,000    Metaldyne Corp.,11% due 6/15/2012                                  710,000

Cable - U.S. - 1.5%                       2,000,000    Charter Communications Holdings II LLC, 10.25%
                                                       due 9/15/2010                                                    2,030,000
                                          1,000,000    Mediacom Broadband LLC, 11% due 7/15/2013                        1,082,500
                                                                                                                  ---------------
                                                                                                                        3,112,500

Chemicals - 0.9%                          1,789,000    GEO Specialty Chemicals, Inc., 11.593%
                                                       due 12/31/2009 (a)(c)                                            1,878,450

Diversified Media - 0.1%                    250,000    Universal City Florida Holding Co. I, 7.96%
                                                       due 5/01/2010 (b)                                                  260,000

Food & Tobacco - 0.1%                       250,000    AmeriQual Group LLC, 9% due 4/01/2012 (a)                          251,250

Gaming - 5.1%                             5,000,000    Majestic Star Casino LLC, 9.50% due 10/15/2010                   5,187,500
                                                       Pinnacle Entertainment, Inc.:
                                          1,000,000        8.25% due 3/15/2012                                          1,005,000
                                          1,000,000        8.75% due 10/01/2013                                         1,040,000
                                          3,000,000    Poster Financial Group, Inc., 8.75% due 12/01/2011               3,022,500
                                                                                                                  ---------------
                                                                                                                       10,255,000

Health Care - 2.1%                        2,643,000    Alpharma, Inc., 3% due 6/01/2006 (c)                             3,356,610
                                          1,000,000    U.S. Oncology Holdings, Inc., 8.62% due 3/15/2015 (a)(b)           940,000
                                                                                                                  ---------------
                                                                                                                        4,296,610

Housing - 0.5%                            1,000,000    Building Materials Corp. of America, 8%
                                                       due 12/01/2008                                                     991,250

Information Technology - 2.1%             1,000,000    Advanced Micro Devices, Inc., 7.75% due 11/01/2012                 985,000
                                          1,000,000    Cypress Semiconductor Corp., 1.25% due 6/15/2008 (c)             1,066,250
                                            250,000    MagnaChip SemiConductor SA, 6.875%
                                                       due 12/15/2011 (a)                                                 231,250
                                          2,000,000    Quantum Corp., 4.375% due 8/01/2010 (c)                          1,745,000
                                            250,000    Telcordia Technologies Inc., 10% due 3/15/2013 (a)                 218,750
                                                                                                                  ---------------
                                                                                                                        4,246,250

Leisure - 0.4%                            1,000,000    True Temper Sports, Inc., 8.375% due 9/15/2011                     905,000

Manufacturing - 0.5%                      1,000,000    Invensys Plc, 9.875% due 3/15/2011 (a)                             942,500

Packaging - 0.9%                          1,000,000    Pliant Corp., 13% due 6/01/2010                                    800,000
                                          1,000,000    US Can Corp., 12.375% due 10/01/2010                               920,000
                                                                                                                  ---------------
                                                                                                                        1,720,000

Paper - 5.8%                              2,000,000    Abitibi-Consolidated, Inc., 6.51% due 6/15/2011 (b)              1,940,000
                                          4,475,000    Ainsworth Lumber Co. Ltd., 6.84% due 10/01/2010 (b)              4,475,000
                                            250,000    Boise Cascade LLC, 6.016% due 10/15/2012 (a)(b)                    250,000
                                          2,000,000    Bowater, Inc., 6.01% due 3/15/2010 (b)                           1,970,000
                                                       Tembec Industries, Inc.:
                                          2,000,000        8.625% due 6/30/2009                                         1,620,000
                                          2,000,000        8.50% due 2/01/2011                                          1,530,000
                                                                                                                  ---------------
                                                                                                                       11,785,000

Telecommunications - 1.4%                 3,000,000    Terremark Worldwide Inc, 9% due 6/15/2009 (c)                    2,790,000

Utility - 4.3%                            3,000,000    Calpine Corp., 9.625% due 9/30/2014 (a)                          2,962,500
                                          3,500,000    Electricidad de Caracas Finance BV, 10.25%
                                                       due 10/15/2014 (a)                                               3,578,750
                                          2,000,000    Sierra Pacific Resources, 8.625% due 3/15/2014                   2,165,000
                                                                                                                  ---------------
                                                                                                                        8,706,250

Wireless                                    850,000    Dobson Cellular Systems, Inc., 7.96% due 11/01/2011 (a)(b)         869,125
Communications - 1.9%                                  Rogers Wireless Communications, Inc.:
                                            250,000        6.135% due 12/15/2010 (b)                                      260,625
                                          2,275,000        7.25% due 12/15/2012                                         2,434,250
                                            250,000        8% due 12/15/2012                                              265,938
                                                                                                                  ---------------
                                                                                                                        3,829,938

                                                       Total Corporate Bonds
                                                       (Cost - $60,644,822) - 29.4%                                    59,531,833


                                              Shares
                                                Held   Common Stocks
Chemicals - 0.1%                             10,732    GEO Specialty Chemicals, Inc. (a)(d)                               160,980

                                                       Total Common Stocks (Cost $0) - 0.1%                               160,980


                                          Beneficial
                                            Interest   Short-Term Securities
                                     $    4,665,184    Merrill Lynch Liquidity Series, LLC
                                                       Cash Sweep Series I (e)                                          4,665,184

                                                       Total Short-Term Securities (Cost - $4,665,184) - 2.3%           4,665,184

                                                       Total Investments (Cost - $263,268,941***) - 130.3%            263,414,906
                                                       Liabilities in Excess of Other Assets - (30.3%)               (61,243,413)
                                                                                                                  ---------------
                                                       Net Assets - 100.0%                                        $   202,171,493
                                                                                                                  ===============


(a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the
    Securities Act of 1933.

(b) Floating rate note.

(c) Convertible security.

(d) Non-income producing security.

(e) Investments in companies considered to be an affiliate of the Fund (such companies are defined as
    "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                            Net                Interest
    Affiliate                             Activity              Income

    Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I           $  4,570,837          $   4,019

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
    Fund management.  This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR
    (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or
    (iii) the certificate of deposit rate.

*** The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                    $     263,268,941
                                                      =================
    Gross unrealized appreciation                     $       2,521,581
    Gross unrealized depreciation                           (2,375,616)
                                                      -----------------
    Net unrealized appreciation                       $         145,965
                                                      =================

    Swap contracts outstanding as of May 31, 2005 were as follows:

                                          Notional            Unrealized
                                           Amount            Depreciation

    Sold credit default protection on
    General Motors Corp. and receive
    4.4%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires June 2007                   $  2,000,000        $  (38,608)


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Floating Rate Income Strategies Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Floating Rate Income Strategies Fund II, Inc.


Date: July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Floating Rate Income Strategies Fund II, Inc.


Date: July 15, 2005


By:    /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke
       Chief Financial Officer
       Floating Rate Income Strategies Fund II, Inc


Date: July 15, 2005